CONSOLIDATED STATEMENTS OF CONVERTIBLE PREFERRED SHARES AND SHAREHOLDERS’ DEFICIT - USD ($) $ in Thousands	Total	Common Class A	Common Class B	Common Stock Common Class A	Common Stock Common Class B	Treasury Shares	Additional Paid-in Capital	Accumulated Other Comprehensive Profit (Loss)	Accumulated Deficit
Beginning balance (in shares) at Dec. 31, 2021				75,909,531	88,055,520
Beginning balance at Dec. 31, 2021	$ 527,596			$ 0	$ 0	$ 0	$ 775,249	$ 176	$ (247,829)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of ordinary shares upon exercise of share options (in shares)				3,919,606
Stock Issued During Period, Value, Stock Options Exercised	4,059						4,059
Issuance of ordinary shares upon vesting of restricted share units (in shares)				3,145,103
Exchange of Class B ordinary shares to Class A ordinary shares (in shares)				19,110,506	(19,110,506)
Share-based compensation expense	67,766						67,766
Ordinary share warrants issued to a customer	1,535						1,535
Other comprehensive profit (loss)	(1,815)							(1,815)
Net profit (loss)	(104,705)								(104,705)
Ending balance (in shares) at Dec. 31, 2022				102,084,746	68,945,014
Ending balance at Dec. 31, 2022	494,436			$ 0	$ 0	0	848,609	(1,639)	(352,534)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of ordinary shares upon exercise of share options (in shares)				3,010,478
Stock Issued During Period, Value, Stock Options Exercised	$ 3,816						3,816
Issuance of ordinary shares upon vesting of restricted share units (in shares)				6,365,261
Issuance of ordinary shares upon exercise of warrants (in shares)				1,187,087
Purchase of Treasury shares (in shares)	(3,038,865)			(3,038,865)
Purchase of Treasury shares	$ (13,155)					(13,155)
Exchange of Class B ordinary shares to Class A ordinary shares (in shares)				19,130,150	(19,130,150)
Share-based compensation expense	62,410						62,410
Ordinary share warrants issued to a customer	1,536						1,536
Other comprehensive profit (loss)	1,713							1,713
Net profit (loss)	(59,035)								(59,035)
Ending balance (in shares) at Dec. 31, 2023		128,738,857	49,814,864	128,738,857	49,814,864
Ending balance at Dec. 31, 2023	$ 491,721			$ 0	$ 0	(13,155)	916,371	74	(411,569)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of ordinary shares upon exercise of share options (in shares)	2,257,709			2,257,709
Stock Issued During Period, Value, Stock Options Exercised	$ 4,244						4,244
Issuance of ordinary shares upon vesting of restricted share units (in shares)				7,408,175
Purchase of Treasury shares (in shares)				(27,010,486)
Purchase of Treasury shares	(141,068)					(141,068)
Exchange of Class B ordinary shares to Class A ordinary shares (in shares)				912,024	(912,024)
Share-based compensation expense	57,831						57,831
Ordinary share warrants issued to a customer	3,685						3,685
Other comprehensive profit (loss)	813							813
Net profit (loss)	(34,922)								(34,922)
Ending balance (in shares) at Dec. 31, 2024		112,306,279	48,902,840	112,306,279	48,902,840
Ending balance at Dec. 31, 2024	$ 382,304			$ 0	$ 0	$ (154,223)	$ 982,131	$ 887	$ (446,491)